Service Inventories	3 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Service Inventories

6. SERVICE INVENTORIES

The following table summarizes the service inventories for the periods as set forth below (in thousands):

	March 31,	December 31,
	2020	2019

Spare parts	$45,983	$39,428
Chemicals	24,456	22,852
Raw materials	1,408	2,441
Consumables	14,345	15,897
Total	86,192	80,618
Less: allowance for obsolete and slow-moving inventories	(2,077)	(1,777)
Total	$84,115	$78,841